THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY (DATED APRIL 30, 2008)

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED) (DATED APRIL 30, 2008)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY (DATED APRIL 30, 2008)

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

(DATED APRIL 30, 2008)

This Supplement revises certain information with regard to the Short Term and Excessive Trading policies contained in the Prospectuses referenced above dated April 30, 2008.

In the section titled, “Variable Options”, under the heading Short Term and Excessive Trading, the third paragraph is amended as underlined below:

Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers after the third such round trip transfer until the next Contract anniversary date, and sent a letter informing him of the restriction. Thereafter, the same investor will be similarly restricted after the second such round trip transfer. An investor who is identified as having made one or more round trip transfers within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be sent a warning letter after the first such round trip transfer and will be restricted from making additional transfers until the next Contract anniversary date after the second such round trip transfer. Thereafter, the same investor will be similarly restricted after the first such round trip transfer. These limitations do not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in allocations. Once a Contract is restricted, we will allow one additional transfer into the Money Market Portfolio until the next Contract anniversary.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated June 30, 2008.